Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Nov 15, 2012
Document Effective Date	Nov 15, 2012
Prospectus Date	Mar 1, 2012

Prospectus Supplement — November 16, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Seligman Global Technology Fund	March 1, 2012

The following changes are hereby made to the prospectuses of the Fund:

The fee and expense table in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Fees and Expenses of the Fund

Shareholder Fees (fees paid directly from your investment)

	Class A		Class B		Class C		Class I, K, R, R5 & Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None		None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1	%(a)	5	%(b)	1	%(c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class K	Class R	Class R5	Class Z
Management fees(d)	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%

Other expenses(e)	0.40%	0.40%	0.40%	0.13%	0.43%	0.40%	0.18%	0.40%

Total annual fund operating expenses	1.51%	2.26%	2.26%	0.99%	1.29%	1.76%	1.04%	1.26%

(a)	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

The Example in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$720	$1,025	$1,352	$2,278

Class B (if shares are redeemed)	$729	$1,007	$1,411	$2,411

Class B (if shares are not redeemed)	$229	$707	$1,211	$2,411

Class C (if shares are redeemed)	$329	$707	$1,211	$2,600

Class C (if shares are not redeemed)	$229	$707	$1,211	$2,600

Class I (whether or not shares are redeemed)	$101	$316	$548	$1,218

Class K (whether or not shares are redeemed)	$131	$409	$709	$1,561

Class R (whether or not shares are redeemed)	$179	$554	$955	$2,078

Class R5 (whether or not shares are redeemed)	$106	$331	$575	$1,276

Class Z (whether or not shares are redeemed)	$128	$400	$693	$1,528

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement [Text Block]	cfst40_SupplementTextBlock

Prospectus Supplement — November 16, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Seligman Global Technology Fund	March 1, 2012

The following changes are hereby made to the prospectuses of the Fund:

The fee and expense table in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Fees and Expenses of the Fund

Shareholder Fees (fees paid directly from your investment)

	Class A		Class B		Class C		Class I, K, R, R5 & Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None		None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1	%(a)	5	%(b)	1	%(c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class K	Class R	Class R5	Class Z
Management fees(d)	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%

Other expenses(e)	0.40%	0.40%	0.40%	0.13%	0.43%	0.40%	0.18%	0.40%

Total annual fund operating expenses	1.51%	2.26%	2.26%	0.99%	1.29%	1.76%	1.04%	1.26%

(a)	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

The Example in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$720	$1,025	$1,352	$2,278

Class B (if shares are redeemed)	$729	$1,007	$1,411	$2,411

Class B (if shares are not redeemed)	$229	$707	$1,211	$2,411

Class C (if shares are redeemed)	$329	$707	$1,211	$2,600

Class C (if shares are not redeemed)	$229	$707	$1,211	$2,600

Class I (whether or not shares are redeemed)	$101	$316	$548	$1,218

Class K (whether or not shares are redeemed)	$131	$409	$709	$1,561

Class R (whether or not shares are redeemed)	$179	$554	$955	$2,078

Class R5 (whether or not shares are redeemed)	$106	$331	$575	$1,276

Class Z (whether or not shares are redeemed)	$128	$400	$693	$1,528

Columbia Seligman Global Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst40_SupplementTextBlock

Prospectus Supplement — November 16, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Seligman Global Technology Fund	March 1, 2012

The following changes are hereby made to the prospectuses of the Fund:

The fee and expense table in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Fees and Expenses of the Fund

Shareholder Fees (fees paid directly from your investment)

	Class A		Class B		Class C		Class I, K, R, R5 & Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None		None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1	%(a)	5	%(b)	1	%(c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class K	Class R	Class R5	Class Z
Management fees(d)	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%

Other expenses(e)	0.40%	0.40%	0.40%	0.13%	0.43%	0.40%	0.18%	0.40%

Total annual fund operating expenses	1.51%	2.26%	2.26%	0.99%	1.29%	1.76%	1.04%	1.26%

(a)	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

The Example in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$720	$1,025	$1,352	$2,278

Class B (if shares are redeemed)	$729	$1,007	$1,411	$2,411

Class B (if shares are not redeemed)	$229	$707	$1,211	$2,411

Class C (if shares are redeemed)	$329	$707	$1,211	$2,600

Class C (if shares are not redeemed)	$229	$707	$1,211	$2,600

Class I (whether or not shares are redeemed)	$101	$316	$548	$1,218

Class K (whether or not shares are redeemed)	$131	$409	$709	$1,561

Class R (whether or not shares are redeemed)	$179	$554	$955	$2,078

Class R5 (whether or not shares are redeemed)	$106	$331	$575	$1,276

Class Z (whether or not shares are redeemed)	$128	$400	$693	$1,528

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Columbia Seligman Global Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.86%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
1 year	rr_ExpenseExampleYear01	720
3 years	rr_ExpenseExampleYear03	1,025
5 years	rr_ExpenseExampleYear05	1,352
10 years	rr_ExpenseExampleYear10	2,278
1 year	rr_ExpenseExampleNoRedemptionYear01	720
3 years	rr_ExpenseExampleNoRedemptionYear03	1,025
5 years	rr_ExpenseExampleNoRedemptionYear05	1,352
10 years	rr_ExpenseExampleNoRedemptionYear10	2,278
Columbia Seligman Global Technology Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.86%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%
1 year	rr_ExpenseExampleYear01	729
3 years	rr_ExpenseExampleYear03	1,007
5 years	rr_ExpenseExampleYear05	1,411
10 years	rr_ExpenseExampleYear10	2,411
1 year	rr_ExpenseExampleNoRedemptionYear01	229
3 years	rr_ExpenseExampleNoRedemptionYear03	707
5 years	rr_ExpenseExampleNoRedemptionYear05	1,211
10 years	rr_ExpenseExampleNoRedemptionYear10	2,411
Columbia Seligman Global Technology Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.86%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%
1 year	rr_ExpenseExampleYear01	329
3 years	rr_ExpenseExampleYear03	707
5 years	rr_ExpenseExampleYear05	1,211
10 years	rr_ExpenseExampleYear10	2,600
1 year	rr_ExpenseExampleNoRedemptionYear01	229
3 years	rr_ExpenseExampleNoRedemptionYear03	707
5 years	rr_ExpenseExampleNoRedemptionYear05	1,211
10 years	rr_ExpenseExampleNoRedemptionYear10	2,600
Columbia Seligman Global Technology Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.86%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	316
5 years	rr_ExpenseExampleYear05	548
10 years	rr_ExpenseExampleYear10	1,218
1 year	rr_ExpenseExampleNoRedemptionYear01	101
3 years	rr_ExpenseExampleNoRedemptionYear03	316
5 years	rr_ExpenseExampleNoRedemptionYear05	548
10 years	rr_ExpenseExampleNoRedemptionYear10	1,218
Columbia Seligman Global Technology Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.86%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
1 year	rr_ExpenseExampleYear01	131
3 years	rr_ExpenseExampleYear03	409
5 years	rr_ExpenseExampleYear05	709
10 years	rr_ExpenseExampleYear10	1,561
1 year	rr_ExpenseExampleNoRedemptionYear01	131
3 years	rr_ExpenseExampleNoRedemptionYear03	409
5 years	rr_ExpenseExampleNoRedemptionYear05	709
10 years	rr_ExpenseExampleNoRedemptionYear10	1,561
Columbia Seligman Global Technology Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.86%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
1 year	rr_ExpenseExampleYear01	179
3 years	rr_ExpenseExampleYear03	554
5 years	rr_ExpenseExampleYear05	955
10 years	rr_ExpenseExampleYear10	2,078
1 year	rr_ExpenseExampleNoRedemptionYear01	179
3 years	rr_ExpenseExampleNoRedemptionYear03	554
5 years	rr_ExpenseExampleNoRedemptionYear05	955
10 years	rr_ExpenseExampleNoRedemptionYear10	2,078
Columbia Seligman Global Technology Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.86%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	106
3 years	rr_ExpenseExampleYear03	331
5 years	rr_ExpenseExampleYear05	575
10 years	rr_ExpenseExampleYear10	1,276
1 year	rr_ExpenseExampleNoRedemptionYear01	106
3 years	rr_ExpenseExampleNoRedemptionYear03	331
5 years	rr_ExpenseExampleNoRedemptionYear05	575
10 years	rr_ExpenseExampleNoRedemptionYear10	1,276
Columbia Seligman Global Technology Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.86%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	400
5 years	rr_ExpenseExampleYear05	693
10 years	rr_ExpenseExampleYear10	1,528
1 year	rr_ExpenseExampleNoRedemptionYear01	128
3 years	rr_ExpenseExampleNoRedemptionYear03	400
5 years	rr_ExpenseExampleNoRedemptionYear05	693
10 years	rr_ExpenseExampleNoRedemptionYear10	1,528

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	Management fees have been restated to reflect contractual changes to the investment advisory fee rates.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	This charge decreases over time.
[5]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 15, 2012